Income Taxes - Schedule of Components of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Millions	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Taxes [Line Items]
Depreciation / property basis		$ (214.4)	$ (195.3)
Income taxes recoverable		7.8	9.5
Regulatory assets		(42.2)	(39.3)
Compensation and employee benefits		(4.8)	(4.1)
Operating Loss Carryforwards		32.3	21.0
Other		3.7	2.1
Net non-current liabilities	$ (227.1)	$ (217.6)	$ (206.1)